Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	$ (6,228)		$ (7,817)	$ (7,399)	$ (5,139)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	316	$ 361	393
Credit related fair value adjustments	(70)	(84)	(93)
Carrying value	246	277	300
Carrying value net of related allowance	245	264	290
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	$ (1)	$ (13)	$ (10)